Income Taxes - Schedule of Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrant liabilities	(11.40%)	(17.40%)
Business combination expenses	5.80%
Penalties and interest	0.20%
Change in valuation allowance	12.60%	2.90%
Income tax provision	28.20%	6.50%